Schedule of Investments (unaudited) April 30, 2023	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 126.3%

Corporate(a) — 7.5%
California Community Choice Financing Authority, RB 5.00%, 07/01/53	$15,750	$16,758,724
5.00%, 12/01/53	9,690	10,269,036
Series B-1, 4.00%, 02/01/52	2,500	2,517,635

		29,545,395

County/City/Special District/School District — 41.4%
Butte-Glenn Community College District, GO
Series C, 4.00%, 08/01/47	5,000	4,990,995
Series A, Election 2016, 5.25%, 08/01/46	1,420	1,513,836
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	275	290,422
Series A, 5.00%, 09/02/44	160	166,697
Series B, 5.00%, 09/02/52	565	529,277
California Statewide Communities Development Authority, SAB, S/F Housing, 4.00%, 09/02/50	240	204,960
ChiNo. Valley Unified School District, GO, Series B, 4.00%, 08/01/45	9,210	9,197,852
City & County of San Francisco California, GO
Series 2020, Class D-1, 4.00%, 06/15/46	2,500	2,526,052
Series 2020 D-1, 4.00%, 06/15/44	7,895	8,000,525
Series D-1, 4.00%, 06/15/41	1,215	1,238,578
Series D-1, 4.00%, 06/15/42	2,470	2,534,306
City & County of San Francisco California, Refunding COP, Class A, 4.00%, 04/01/40	6,635	6,660,160
City of Santa Ana California Gas Tax Revenue, Refunding RB 4.00%, 01/01/39	1,710	1,726,052
4.00%, 01/01/40	1,100	1,109,063
Corona-Norco Unified School District, GO
Series C, 4.00%, 08/01/49	6,315	6,155,957
Series B, Election 2014, 5.00%, 08/01/47	5,000	5,285,485
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/47	2,500	2,425,807
Folsom Cordova Unified School District, GO, Series D, (AGM), 4.00%, 10/01/44	3,040	3,044,098
Fremont Unified School District Alameda County California, GO, Series E, Election 2014, 4.00%, 08/01/43	7,790	7,930,906
Garden Grove Unified School District, GO, Election 2016, 4.00%, 08/01/45	1,320	1,331,216
Glendale Community College District, GO, Series A, Election 2016, 4.00%, 08/01/47	4,560	4,427,144
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	5,090,832
Grossmont-Cuyamaca Community College District, GO, Series B, Election 2012, 4.00%, 08/01/47	2,035	2,053,360
Long Beach Community College District, GO, Series C, 4.00%, 08/01/49	4,175	4,174,896
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 4.00%, 06/01/37	3,075	3,253,381
Manhattan Beach Unified School District, GO, Series B, 4.00%, 09/01/45	4,445	4,491,130

Security	Par (000)	Value

County/City/Special District/School District (continued)
Marin Healthcare District, GO, Series A, Election 2013, 4.00%, 08/01/40	$2,030	$2,047,087
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	8,000	8,039,920
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	2,003,036
Municipal Improvement Corp. of Los Angeles, Refunding RB, Series B, 4.00%, 11/01/34	3,530	3,673,855
Napa Valley Unified School District, GO, Series A, Election 2016, 4.00%, 08/01/38	2,925	2,971,487
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	2,680	2,700,582
Ohlone Community College District, Refunding GO, 4.00%, 08/01/35	3,790	3,913,092
Peralta Community College District, GO, Series B, 5.25%, 08/01/37	1,000	1,191,862
Pomona Unified School District, GO, Series H, (BAM), 4.00%, 08/01/40	2,100	2,140,771
San Bernardino City Unified School District, GO, Series D, Election 2012, (AGM), 4.00%, 08/01/42	1,210	1,216,665
San Diego Unified School District, GO
Series D2, 4.00%, 07/01/50	7,720	7,668,793
Series L, 4.00%, 07/01/44	4,035	4,090,001
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	3,740	3,811,105
San Lorenzo Unified School District, GO 4.00%, 08/01/41	345	348,092
Series C, Election 2018, 4.00%, 08/01/47	3,150	3,019,054
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/48	3,250	3,211,097
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	5,035,815
Santa Monica Community College District, GO, Series A, Election 2016, 4.00%, 08/01/47	5,000	4,996,880
Sunnyvale Financing Authority, RB, 4.00%, 04/01/45	1,000	1,000,809
Vacaville Unified School District, GO, Series D, 4.00%, 08/01/45	5,405	5,384,191
West Valley-Mission Community College District, GO, Series A, AMT, 4.00%, 08/01/44	4,000	4,071,780

		162,888,961

Education — 4.3%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	540	535,485
California Municipal Finance Authority, RB(b)
Series A, 5.00%, 10/01/39	220	205,705
Series A, 5.00%, 10/01/49	370	327,844
Series A, 5.00%, 10/01/57	725	628,513
California Municipal Finance Authority, Refunding RB(b) 5.00%, 08/01/39	425	410,956
5.00%, 08/01/48	510	460,437
California School Finance Authority, RB(b) 5.00%, 06/01/40	270	206,679
5.00%, 06/01/50	430	299,331
Series A, 4.00%, 06/01/41	600	501,277
Series A, 5.00%, 06/01/49	1,000	945,844
Series A, 5.00%, 06/01/58	2,120	1,879,416

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Hastings Campus Housing Finance Authority, RB(b)
Series A, 5.00%, 07/01/45	$355	$307,774
Series A, 5.00%, 07/01/61	3,000	2,382,264
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	4,500	4,523,652
Series BH, 4.00%, 05/15/46	3,215	3,249,291

		16,864,468

Health — 17.0%
California Health Facilities Financing Authority, RB 5.00%, 11/15/42	1,000	1,048,103
Series A, 5.00%, 11/15/48	6,190	6,371,206
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/38	3,000	2,979,555
Series A, 4.00%, 03/01/39	2,675	2,557,632
Series A, 4.00%, 08/15/40	1,350	1,369,421
Series A, 4.00%, 11/15/40	2,425	2,462,318
Series A, 4.00%, 04/01/44	4,810	4,638,018
Series A, 4.00%, 04/01/45	7,110	6,826,276
Series A, 4.00%, 08/15/48	9,000	8,734,491
Series A, 5.00%, 11/15/48	7,000	7,205,107
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 11/01/39(b)	195	197,142
California Public Finance Authority, RB
Series A, 4.00%, 07/15/42	1,785	1,814,113
Series A, 4.00%, 07/15/51	7,500	7,344,330
California Statewide Communities Development Authority, Refunding RB, 5.00%, 10/01/45	1,860	1,884,165
Regents of the University of California Medical Center Pooled Revenue, RB
Series P, 4.00%, 05/15/43	9,095	9,147,342
Series P, 5.00%, 05/15/47	2,000	2,187,098

		66,766,317

Housing — 3.4%
California Community Housing Agency, RB, M/F Housing(b) 4.00%, 08/01/46	805	629,824
Series A, 5.00%, 04/01/49	2,770	2,423,722
Series A-2, 4.00%, 02/01/50	375	280,967
California Housing Finance Agency, RB, M/F Housing, Series A, AMT, 4.25%, 01/15/35	1	685
CMFA Special Finance Agency VII, RB, M/F Housing, Series A1, 3.00%, 08/01/56(b)	340	222,571
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	1,400	916,327
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	975	674,358
CMFA Special Finance Agency, RB, M/F Housing, Series A-1, 3.00%, 12/01/56(b)	750	491,736
CSCDA Community Improvement Authority, RB, M/F Housing(b) 2.80%, 03/01/47	825	621,489
4.00%, 07/01/56	1,260	881,390
4.00%, 08/01/56	2,055	1,536,501
4.00%, 10/01/56	345	279,736
4.00%, 12/01/56	265	190,185
4.00%, 05/01/57	1,840	1,267,716
Series A, 3.00%, 09/01/56	480	320,911

Security	Par (000)	Value

Housing (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series A, 4.00%, 06/01/58	$2,085	$1,626,957
Series A-2, 3.00%, 02/01/57	525	343,423
Series B, Sub Lien, 4.00%, 12/01/59	1,095	760,089

		13,468,587

State — 4.9%
California State Public Works Board, RB 4.00%, 11/01/46	2,000	1,970,760
Series B, 4.00%, 05/01/39	1,560	1,601,548
Series D, 4.00%, 05/01/45	3,740	3,675,470
Series D, 4.00%, 05/01/46	1,450	1,416,554
State of California, Refunding GO 4.00%, 11/01/40	1,945	2,006,378
5.00%, 04/01/42	3,185	3,592,381
4.00%, 10/01/44	5,050	5,121,856

		19,384,947

Tobacco — 3.6%
California County Tobacco Securitization Agency, Refunding RB 5.00%, 06/01/50	265	262,657
Series A, 4.00%, 06/01/49	1,745	1,612,436
California County Tobacco Securitization Agency, Refunding RB, CAB(c) 0.00%, 06/01/55	2,425	439,817
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	294,737
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	7,000	7,352,639
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	1,625	174,904
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	4,000	4,160,780

		14,297,970

Transportation — 27.2%
Bay Area Toll Authority, Refunding RB 4.00%, 04/01/37	7,600	7,792,812
4.00%, 04/01/49	4,835	4,771,599
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/44	2,500	2,713,582
City of Los Angeles Department of Airports, ARB
AMT, 4.00%, 05/15/44	940	905,963
AMT, 5.25%, 05/15/47	3,000	3,226,545
Series A, AMT, 5.25%, 05/15/48	1,990	2,065,465
Series B, AMT, 5.00%, 05/15/41	6,000	6,139,128
Series B, AMT, 5.00%, 05/15/46	7,860	7,969,741
Series C, AMT, Subordinate, 5.00%, 05/15/44	2,875	2,946,191
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.25%, 05/15/47	2,250	2,419,909
Series A, AMT, 5.00%, 05/15/40	4,450	4,725,815
Series A, AMT, Subordinate, 5.00%, 05/15/37	4,800	5,103,249
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	1,056,679
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/37	1,280	1,334,618

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB (continued)
Series A, AMT, 5.00%, 03/01/47	$5,000	$5,108,685
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	10,795	10,913,173
Port of Los Angeles, Refunding RB
Series B, 4.00%, 08/01/35	2,685	2,768,235
Series C, 4.00%, 08/01/39	5,495	5,564,111
San Diego County Regional Airport Authority, ARB
Series B, AMT, Subordinate, 5.00%, 07/01/51	1,500	1,565,979
Series A, Subordinate, 4.00%, 07/01/41	1,090	1,107,269
San Diego County Regional Airport Authority, Refunding ARB
Series B, AMT, Subordinate, 5.00%, 07/01/34	2,000	2,187,874
Series A, Subordinate, 4.00%, 07/01/38	2,050	2,088,624
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/47	16,735	17,215,847
Series B, AMT, 5.00%, 05/01/41	3,365	3,470,432
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series A, AMT, 5.00%, 05/01/38	1,695	1,887,369

		107,048,894

Utilities — 17.0%
City of Los Angeles California Wastewater System Revenue, Refunding RB, Series A, Subordinate, 4.00%, 06/01/52	5,400	5,344,315
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/45	1,085	1,086,060
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,539,508
Los Angeles Department of Water & Power Water System Revenue, RB, Series A, 5.00%, 07/01/43	8,380	8,970,446
Los Angeles Department of Water & Power Water System Revenue, Refunding RB
Series C, 5.00%, 07/01/41	985	1,119,737
Series C, 5.00%, 07/01/42	845	957,306
Los Angeles Department of Water & Power, Refunding RB
Series B, 5.00%, 07/01/46	215	235,608
Series C, 5.00%, 07/01/43	4,750	5,289,771
Mountain House Public Financing Authority, RB, Series A, (BAM), 4.00%, 12/01/45	2,720	2,664,450
Orange County Water District, Refunding RB, Series A, 4.00%, 08/15/41	1,100	1,123,245
Poway Public Financing Authority, RB, Series A, (BAM), 4.00%, 06/01/46	2,000	1,971,194
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	22,935	23,382,049

Security	Par (000)	Value

Utilities (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 4.00%, 10/01/49	$4,000	$4,005,204
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	8,000	7,995,016

		66,683,909

Total Municipal Bonds in California		496,949,448

Puerto Rico — 4.5%

State — 4.5%
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	2,845	2,671,002
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(c)	8,577	2,332,198
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	8,279	7,961,608
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,343,324
Series A-2, Restructured, 4.33%, 07/01/40	2,588	2,403,967

Total Municipal Bonds in Puerto Rico		17,712,099

Total Municipal Bonds — 130.8% (Cost: $508,751,792)		514,661,547

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

California — 19.1%

County/City/Special District/School District — 8.7%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	10,000	10,889,630
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/44	11,200	12,036,853
Los Angeles Unified School District, GO, Series QRR, 5.25%, 07/01/47	10,000	11,295,360

		34,221,843

Health — 4.3%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	15,620	17,081,235

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 6.1%
Los Angeles Department of Water & Power, RB, Series A, 5.00%, 07/01/42	$10,670	$11,220,711
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series A, 4.00%, 10/01/49	12,790	12,806,646

		24,027,357

Total Municipal Bonds in California		75,330,435

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 19.1% (Cost: $74,611,723)		75,330,435

Total Long-Term Investments — 149.9% (Cost: $583,363,515)		589,991,982

	Shares

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 2.94%(e)(f)	3,332,818	3,330,152

Total Short-Term Securities — 0.9% (Cost: $3,330,485)		3,330,152

Total Investments — 150.8% (Cost: $586,694,000)		593,322,134

Other Assets Less Liabilities — 1.7%		6,943,447

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.0)%		(35,452,810)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (43.5)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$393,512,771

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$2,559,236	$774,913	(a)	$—	$(3,662)	$(335)	$3,330,152	3,332,818	$88,533	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock California Municipal Income Trust (BFZ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	86	06/21/23	$9,929	$(67,084)
U.S. Long Bond	152	06/21/23	20,045	(257,450)
5-Year U.S. Treasury Note	87	06/30/23	9,566	(48,580)

				$(373,114)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$514,661,547	$—	$514,661,547
Municipal Bonds Transferred to Tender Option Bond Trusts	—	75,330,435	—	75,330,435
Short-Term Securities
Money Market Funds	3,330,152	—	—	3,330,152

	$3,330,152	$589,991,982	$—	$593,322,134

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(373,114)	$—	$—	$(373,114)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(35,140,000)	$—	$(35,140,000)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(206,440,000)	$—	$(206,440,000)

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock California Municipal Income Trust (BFZ)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	6